Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Description of Business and Organization
Schedule of consolidated assets and liabilities, and consolidated operating results and cash flows information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	686,091	604,154
Restricted cash	150,050	1,002
Accounts receivable, net	82,943	97,209
Inventories	2,606,739	3,207,836
Advances to suppliers	176,317	312,907
Prepayments and other current assets	399,717	432,970
Amounts due from related parties	11	—
Total current assets	4,101,868	4,656,078
Property and equipment, net	55,476	50,650
Intangible asset, net	10,390	—
Restricted cash	3,572	3,846
Investments in equity investees	29,699	16,556
Deferred tax assets	65,716	57,102
Goodwill	23,560	807
Operating lease right-of-use assets	147,819	102,188
Other non-current assets	13,606	8,600
Total non-current assets	349,838	239,749
Total assets	4,451,706	4,895,827
Short-term borrowings and current portion of long-term borrowings	159,500	191,289
Accounts payable	324,069	174,583
Amount due to intercompany	2,501,418	3,272,486
Amount due to related parties	330	62
Advances from customers	30,707	55,002
Income tax payable	91,516	66,813
Accrued expenses and other current liabilities	807,348	623,632
Deferred revenue	97,859	221,595
Operating lease liabilities	32,602	36,919
Total current liabilities	4,045,349	4,642,381
Long-term borrowings, excluding current portion	30,000	—
Operating lease liabilities	108,672	69,006
Long-term liabilities	9,165	—
Total non-current liabilities	147,837	69,006
Total liabilities	4,193,186	4,711,387

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenues	4,996,168	6,277,535	5,195,430
Net income/(loss)	103,438	182,443	(50,327)
Net cash (used in)/ provided by operating activities	(714,718)	290,615	(897,155)
Net cash used in investing activities	(38,342)	(51,679)	(3,812)
Net cash provided by financing activities	1,183,163	54,452	670,256
Net increase/(decrease) in cash, cash equivalents and restricted cash	430,103	293,388	(230,711)
Cash, cash equivalents and restricted cash at the beginning of the year	116,222	546,325	839,713
Cash, cash equivalents and restricted cash at the end of the year	546,325	839,713	609,002